RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2023
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES

14.	RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES

(a) Rental revenue consists of:

Years ended December 31,	2023	2022
Base rent	$427,354	$376,296
Straight-line rent amortization	16,690	10,596
Tenant incentive amortization	(4,403)	(4,149)
Property tax recoveries	52,862	48,147
Property insurance recoveries	6,386	4,947
Operating cost recoveries	22,361	19,742
	$521,250	$455,579

(b) Property operating costs consist of:

Years ended December 31,	2023	2022
Non-recoverable from tenants:
Property taxes and utilities	$1,230	$910
Property insurance	694	776
Repairs and maintenance	427	420
Property management fees	378	339
Other	459	733
	$3,188	$3,178
Recoverable from tenants:
Property taxes and utilities	$58,752	$52,456
Property insurance	7,396	5,538
Repairs and maintenance	10,441	10,079
Property management fees	5,038	3,818
Other	1,197	152
	$82,824	$72,043
Property operating costs	$86,012	$75,221
(c) General and administrative expenses consist of:

Years ended December 31,	2023	2022

Salaries, incentives and benefits	$17,907	$18,225
Audit, legal and consulting	4,341	3,205
Trustee/director fees including distributions, revaluations and expenses(1)	2,825	(1,777)
RSU and PSU compensation expense including distributions and revaluations(1)	7,782	1,835
Other public entity costs	2,629	2,615
Office rents including property taxes and common area maintenance costs	623	491
Capital tax	995	867
Information technology costs	2,524	2,213
Other	2,332	2,779
	$41,958	$30,453
Less: capitalized general and administrative expenses	(518)	(988)
	$41,440	$29,465
(1)For fair value remeasurement expense (recovery) amounts see note 13(b).

(d) Interest expense and other financing costs consist of:

Years ended December 31,	2023	2022

Interest and amortized issuance costs relating to debentures and term loans	$73,322	$47,304
Amortization of deferred financing costs and other interest expense and charges	5,853	5,784
Interest expense related to lease obligations (note 10)	1,593	1,549
	$80,768	$54,637
Less: capitalized interest	(2,051)	(3,670)
	$78,717	$50,967

(e) Fair value losses (gains) on financial instruments, net, consist of:

Years ended December 31,	2023	2022

Foreign exchange collar contracts, net (note 18(a))	$(3,076)	$2,426
Derivatives, net (note 8(c))	20,372	(13,809)
	$17,296	$(11,383)
For the year ended December 31, 2023, the net fair value loss on financial instruments of $17.3 million is comprised of the net fair value loss on the derivatives of $20.4 million which is associated with the fair value movements of the 2023 Cross Currency Interest Rate Swap, 2024 Cross Currency Interest Rate Swap, the combination of the 2025 Term Loan and 2025 Interest Rate Swap, and the combination of the September 2026 Term Loan and September 2026 Interest Rate Swap, offset partially by the net fair value gain on foreign exchange collar contracts of $3.1 million. The Trust partially employed or did not employ hedge accounting for the derivatives and foreign exchange collars, therefore the change in fair value is recognized in fair value losses (gains) on financial instruments, net, in the combined statement of net income.
For the year ended December 31, 2022, the net fair value gain on financial instruments of $11.4 million was comprised of the net fair value gain on the derivatives of $13.8 million which was associated with the fair value movements of the 2024 Cross Currency Interest Rate Swap and the combination of the 2025 Term Loan and 2025 Interest Rate Swap, offset partially by the net fair value loss on the foreign exchange collar contracts of $2.4 million. The Trust partially employed or did not employ hedge accounting for the derivatives and foreign exchange collars, therefore the change in fair value was recognized in fair value losses (gains) on financial instruments, net, in the combined statement of net income.